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                             THE VANTAGEPOINT FUNDS
                     REGISTRATION NOS. 333-60789; 811-08941
                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(J)

The undersigned hereby certifies on behalf of The Vantagepoint Funds (the "Fund") that the form of Prospectus and Statement of Additional Information for the Fund that would have been filed pursuant to 17 C.F.R. 230.497(c) does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 17, the most recent amendment to the Fund's Registration Statement on Form N-1A, the text of which was filed electronically on April 28, 2006 (Accession No. 000095013-06-002091).

IN WITNESS WHEREOF, the Fund has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 1st day of May, 2006.

THE VANTAGEPOINT FUNDS

/s/ Paul F. Gallagher
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Paul F. Gallagher
Secretary